CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Grants participations excluded from research and development costs	$ 984	$ 1,051	$ 2,855